Cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reconciliation of Net Cash Flow to Movement in Net Debt
Net financial liabilities reconciliation:

	Debt securities issued	Loans	Lease liabilities	Total	Derivative Assets, net	Total
Balance at 1 January 2019	(5,210,562)	(13,531,027)	(1,413,956)	(20,155,545)	1,190,797	(18,964,748)
Cash inflows	(311,649)	(29,060,490)	—	(29,372,139)	1,924,363	(27,447,776)
Cash outflows	563,241	32,003,647	1,215,320	33,782,208	(1,101,876)	32,680,332
Other non-cash movements	(1,006,820)	(2,219,012)	(1,334,419)	(4,560,251)	(1,254,388)	(5,814,639)

Balance at 31 December 2019	(5,965,790)	(12,806,882)	(1,533,055)	(20,305,727)	758,896	(19,546,831)

	Debt securities issued	Loans	Lease liabilities	Total	Derivative Assets, net	Total
Balance at 1 January 2018	(1,875,521)	(10,537,908)	(122,720)	(12,536,149)	871,288	(11,664,861)
Increase in lease obligations (IFRS 16)	—	—	(1,036,380)	(1,036,380)	—	(1,036,380)
Cash inflows	(2,188,313)	(43,728,604)	—	(45,916,917)	1,054,345	(44,862,572)
Cash outflows	432,140	44,339,377	1,164,879	45,936,396	(710,522)	45,225,874
Other non-cash movements	(1,578,868)	(3,603,892)	(1,419,735)	(6,602,495)	(24,314)	(6,626,809)

Balance at 31 December 2018	(5,210,562)	(13,531,027)	(1,413,956)	(20,155,545)	1,190,797	(18,964,748)